Faegre Drinker Biddle & Reath LLP

191 N. Wacker Drive, Ste. 3700

Chicago, IL 60606-1698

Telephone: (312) 569-1000

Fax: (312) 569-3000

www.faegredrinker.com

March 4, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	FS Credit Income Fund (the “Fund”)

(1933 Act Registration No. 333-215074)

(1940 Act Registration No. 811-23221)

Ladies and Gentlemen:

On behalf of the Fund and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that the FS Credit Income Fund prospectus and statement of additional information dated February 28, 2020 for the Fund that would have been filed under paragraph (c) of Rule 497 of the Securities Act would not have differed from the prospectus and statement of additional information dated February 28, 2020 contained in the Fund’s Post-Effective Amendment No. 6 to the Fund’s Registration Statement on Form N-2 under the Securities Act and Post-Effective Amendment No. 9 under the Investment Company Act of 1940, as amended, which was filed on February 27, 2020 (Accession No. 0001104659-20-026325).

Questions and comments concerning this letter may be directed to the undersigned at (312) 569-1872.

Very truly yours,

/s/ Kellilyn Greco

Kellilyn Greco

cc: Joshua B. Deringer